Sarah R. Crespi State Street 1 Iron Street CCB 1102 Boston, MA 02210 Tel +1 617 662 2641 Sarah.Crespi@statestreet.com

April 18, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	iShares Trust (the “Registrant”)

Securities Act File No. 333-92935

Investment Company Act File No. 811-09729

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated April 3, 2017 to the prospectuses for the following funds:

iShares 1-3 Year Credit Bond ETF

iShares 10+ Year Credit Bond ETF

iShares Core U.S. Aggregate Bond ETF

iShares Government/Credit Bond ETF

iShares iBonds Dec 2017 Term Corporate ETF

iShares iBonds Dec 2018 Term Corporate ETF

iShares iBonds Dec 2019 Term Corporate ETF

iShares iBonds Dec 2020 Term Corporate ETF

iShares iBonds Dec 2021 Term Corporate ETF

iShares iBonds Dec 2022 Term Corporate ETF

iShares iBonds Dec 2023 Term Corporate ETF

iShares iBonds Dec 2024 Term Corporate ETF

iShares iBonds Dec 2025 Term Corporate ETF

iShares iBonds Dec 2026 Term Corporate ETF

iShares iBonds Mar 2018 Term Corporate ETF

iShares iBonds Mar 2018 Term Corporate ex-Financials ETF

iShares iBonds Mar 2020 Term Corporate ETF

iShares iBonds Mar 2020 Term Corporate ex-Financials ETF

iShares iBonds Mar 2023 Term Corporate ETF

iShares iBonds Mar 2023 Term Corporate ex-Financials ETF

iShares Intermediate Credit Bond ETF

iShares Intermediate Government/Credit Bond ETF

iShares U.S. Credit Bond ETF

The purpose of this filing is to submit the 497 dated April 3, 2017 in XBRL.

If you have any questions regarding this filing, please contact Benjamin Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Very truly yours,

/s/ Sarah R. Crespi

Sarah R. Crespi

cc:	Benjamin Haskin, Esq.